BASIS OF PRESENTATION AND CHANGE IN ACCOUNTING POLICY (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 29, 2018	Mar. 31, 2018	Jun. 30, 2018	Apr. 02, 2017	Mar. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained Earnings (Accumulated Deficit)		$ (35,776,340)	$ (36,537,038)	$ (21,076,464)	$ (21,076,464)
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001		$ 0.001
Stockholders' Equity, Reverse Stock Split		Company implemented a 1-for-0.831105 reverse stock split of the common stock, which had previously been approved on September 24, 2014. On October 29, 2018, the Company implemented at 1 for 150 reverse stock split of the common and exchangeable shares.
Scenario, Forecast [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' Equity, Reverse Stock Split	On October 29, 2018, the Company effected the reverse stock split and thereafter the Company's common stock began trading on the OTCQB market on a one-for-one hundred and fifty (1:150) split-adjusted basis.
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained Earnings (Accumulated Deficit)					$ (15,588,554)